Financial assets and liabilities at fair value	12 Months Ended
Dec. 31, 2024
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 13. Financial assets and liabilities at fair value

	December 31, 2024
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	5,219	5,219	—
Treasuries/governments bonds	4,150	4,150	—
Other interest-bearing securities except loans	52,843	52,843	—
Loans in the form of interest-bearing securities	48,726	49,951	1,225
Loans to credit institutions	13,529	13,863	334
Loans to the public	224,354	223,945	-409
Derivatives	10,643	10,643	—
Shares	20	20	—
Total financial assets	359,484	360,634	1,150

Borrowing from credit institutions	8,607	8,607	—
Debt securities issued	316,388	316,375	-13
Derivatives	5,227	5,227	—
Total financial liabilities	330,222	330,209	-13

	December 31, 2023
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	3,482	3,482	—
Treasuries/governments bonds	11,525	11,525	—
Other interest-bearing securities except loans	41,561	41,561	—
Loans in the form of interest-bearing securities	51,227	52,519	1,292
Loans to credit institutions	19,009	19,260	251
Loans to the public	224,165	223,759	-406
Derivatives	6,432	6,432	—
Shares	—	—	—
Total financial assets	357,401	358,538	1,137

Borrowing from credit institutions	3,628	3,628	—
Debt securities issued	314,108	313,931	-177
Derivatives	12,637	12,637	—
Total financial liabilities	330,373	330,196	-177

The majority of financial liabilities and some of the financial assets in the Statement of Financial Position are accounted for at full fair value or at a value that represents fair value for the components hedged in a hedging relationship. Lending and borrowing not classified as hedge accounting or FVO are accounted for at amortized cost.

Determining fair value of financial instruments

The best evidence of fair value is quoted prices in an active market. The majority of SEK’s financial instruments are not publicly traded, and quoted market values are not readily available.

Fair value measurements are categorized using a fair value hierarchy. The financial instruments have been categorized under the three levels of the IFRS fair value hierarchy that reflects the significance of inputs. The categorization of these instruments is based on the lowest level of input that is significant to the fair value measurement in its entirety.

SEK uses the following hierarchy for determining and disclosing the fair value of financial instruments based on valuation techniques:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For more information on determining the fair value of financial transactions, see Note 1 (f).

In the process of estimating or deriving fair values for items accounted for at amortized cost, certain assumptions have been made. In those cases where quoted market values for the relevant items are available, such market values have been used.

The following tables show the fair values of the items carried at amortized cost or fair value. They are distributed according to the fair value hierarchy.

Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2024
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	5,219	—	—	5,219	5,219
Loans in the form of interest-bearing securities	648	49,303	—	49,951	48,726
Loans to credit institutions	—	13,863	—	13,863	13,529
Loans to the public	—	223,945	—	223,945	224,354
Total financial assets in fair value hierarchy	5,867	287,111	—	292,978	291,828

	December 31, 2023
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	3,482	—	—	3,482	3,482
Loans in the form of interest-bearing securities	1,146	51,373	—	52,519	51,227
Loans to credit institutions	—	19,260	—	19,260	19,009
Loans to the public	—	223,759	—	223,759	224,165
Total financial assets in fair value hierarchy	4,628	294,392	—	299,020	297,883

Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2024
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	8,607	—	8,607	8,607
Debt securities issued	—	298,467	—	298,467	298,480
Total financial liabilities in fair value hierarchy	—	307,074	—	307,074	307,087

	December 31, 2023
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	3,628	—	3,628	3,628
Debt securities issued	—	293,433	—	293,433	293,609
Total financial liabilities in fair value hierarchy	—	297,061	—	297,061	297,237

Financial assets reported at fair value in fair value hierarchy

	December 31, 2024
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	4,150	—	4,150
Other interest-bearing securities except loans	22,628	30,215	—	52,843
Derivatives	—	10,604	39	10,643
Shares	20	—	—	20
Total financial assets in fair value hierarchy	22,648	44,969	39	67,656

	December 31, 2023
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	1,030	10,495	—	11,525
Other interest-bearing securities except loans	17,161	24,400	—	41,561
Derivatives	—	6,377	55	6,432
Shares	—	—	—	—
Total financial assets in fair value hierarchy	18,191	41,272	55	59,518

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2024
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	14,456	3,452	17,908
Derivatives	—	3,737	1,490	5,227
Total financial liabilities in fair value hierarchy	—	18,193	4,942	23,135

	December 31, 2023
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	12,228	8,271	20,499
Derivatives	—	10,303	2,334	12,637
Total financial liabilities in fair value hierarchy	—	22,531	10,605	33,136

There were no transfers between levels during the period (year-end 2023: transfers of Skr 11,291 million for debt securities issued and Skr -27 million for derivatives were made from level 3 to level 2).

Financial assets and liabilities at fair value in Level 3

	December 31, 2024
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2024	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2024
Debt securities issued	-8,271	—	4,870	—	—	-81	3	27	-3,452
Derivatives, net	-2,279	—	1,176	—	—	92	—	-440	-1,451
Net assets and liabilities	-10,550	—	6,046	—	—	11	3	-413	-4,903

	December 31, 2023
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2023	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2023
Debt securities issued	-26,536	-180	10,202	-1,912	11,291	-1,927	-207	998	-8,271
Derivatives, net	-4,516	—	1,416	—	-27	1,419	—	-571	-2,279
Net assets and liabilities	-31,052	-180	11,618	-1,912	11,264	-508	-207	427	-10,550
1	Gains and losses through profit or loss, including the impact of exchange rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2024, amounted to a Skr 1 million gain (year-end 2023: Skr -27 million loss) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3-instruments

As the estimation of parameters included in the models used to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates a maximum positive relationship and -1 indicates a maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to –1. In the analysis, the correlations have been adjusted by +/-0.12, which represents the level SEK uses within its prudent valuation framework. For level 3 instruments that are significantly affected by non-observable market data in the form of SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/-10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data. The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.

Sensitivity analysis - Level 3

Assets and liabilities	December 31, 2024
		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-70	Correlation	0.12 - (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-1,263	Correlation	0.12 - (0.12)	Option Model	-18	18
Other	-118	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-1,451				-18	18
Equity	-55	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
FX	-3,272	Correlation	0.12 - (0.12)	Option Model	18	-18
		Credit spreads	10BP - (10BP)	Discounted cash flow	16	-16
Other	-125	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Sum debt securities issued	-3,452				34	-34
Total effect on total comprehensive income					16	-16

	December 31, 2023
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-997	Correlation	0.12 - (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-1,156	Correlation	0.12 - (0.12)	Option Model	-22	22
Other	-126	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-2,279				-22	22
Equity	-3,594	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
FX	-4,529	Correlation	0.12 - (0.12)	Option Model	23	-23
		Credit spreads	10BP - (10BP)	Discounted cash flow	22	-22
Other	-148	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-8,271				47	-47
Total effect on total comprehensive income					25	-25

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively. When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation.

Fair value related to credit risk

	Fair value originating from credit risk		The period’s change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
Skr mn	December 31, 2024	December 31, 2023	2024	2023
CVA/DVA, net[1]	-17	-39	22	11
OCA[2]	265	-55	320	-23
1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflect how the counterparties’ credit risk as well as SEK’s own credit rating affect the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.